Loans And Leases (Aging Of Recorded Investment In Past Due Loans By Class Of Loans) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 5,226	$ 1,148
Loans Not Past Due	665,215	556,547
Nonaccrual Loans Not > 90 Days Past Due	302	333
30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,757	1,071
60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	332	33
Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,137	44
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	71
Loans Not Past Due	170,575	126,887
Nonaccrual Loans Not > 90 Days Past Due	85	100
Commercial Real Estate [Member] | 60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	71
Single-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	3,140	620
Loans Not Past Due	117,116	117,766
Nonaccrual Loans Not > 90 Days Past Due	124	144
Single-Family Residential [Member] | 30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	2,453	597
Single-Family Residential [Member] | 60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	261
Single-Family Residential [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	426	23
Multi-Family Residential [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	39,229	47,651
Non-Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,689
Loans Not Past Due	138,762	122,465
Non-Owner Occupied [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	1,689
Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	81,871	43,087
Land [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Not Past Due	25,221	7,883
Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	304
Loans Not Past Due	67,348	61,792
Construction [Member] | 30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	304
Originated For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	22	474
Loans Not Past Due	20,713	23,119
Nonaccrual Loans Not > 90 Days Past Due	14
Originated For Portfolio [Member] | 30 - 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		474
Originated For Portfolio [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	22
Purchased For Portfolio [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		33
Loans Not Past Due	206	335
Nonaccrual Loans Not > 90 Days Past Due	79	89
Purchased For Portfolio [Member] | 60 - 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		33
Other Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		21
Loans Not Past Due	$ 4,174	5,562
Other Consumer [Member] | Greater Than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 21